Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]
Disclosure of Exceptional Items [line items]
COVID-19 costs		$ (13)
Restructuring	(50)	(51)
Business and asset disposal (including impairment losses)	(38)	6
Legal costs	(19)
AB InBev Efes related costs		(47)
Impact on profit from operations	(107)	(105)
Exceptional net finance income/(cost)	(703)	176
Exceptional share of results of associates		(1,143)
Exceptional taxes	51	69
Exceptional non-controlling interest	9	(3)
Net impact on profit	$ (750)	$ (1,006)

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.